Item 1. Schedule of Investments


 T. Rowe Price Growth Stock Fund
 (Unaudited)                                            September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                            Shares       Value
 (Cost and value in $ 000s)

 COMMON STOCKS  97.1%
 CONSUMER DISCRETIONARY  19.7%
 Automobiles  0.6%
 Harley-Davidson                                       793,400       47,160

                                                                     47,160

 Hotels, Restaurants & Leisure  3.6%
 Carnival                                              1,722,900     81,476

 Compass (GBP)                                         7,830,000     31,245

 International Game Technology                         2,820,000     101,379

 MGM Mirage *                                          374,073       18,573

 Starbucks *                                           625,000       28,412

                                                                     261,085

 Internet & Catalog Retail  1.0%
 eBay *                                                761,700       70,031

                                                                     70,031

 Media  8.3%
 British Sky Broadcasting (GBP)                        3,210,000     27,840

 Clear Channel Communications                          1,160,000     36,157

 Comcast, Special Class A *                            1,915,000     53,467

 EchoStar Communications, Class A *                    2,870,000     89,314

 Liberty Media, Class A *                              10,952,400    95,505

 Liberty Media International, Series A *               511,344       17,060

 News Corporation ADR                                  2,345,000     73,469

 Scripps, Class A                                      940,000       44,913

 Sogecable (EUR) *                                     210,000       8,449

 Time Warner *                                         3,425,000     55,280

 Univision Communications, Class A *                   1,221,800     38,621

 Viacom, Class B                                       1,818,724     61,036

                                                                     601,111

 Multiline Retail  2.6%
 Family Dollar Stores                                  1,250,000     33,875

 Kohl's *                                              845,000       40,720

 Target                                                2,580,000     116,745

                                                                     191,340

 Specialty Retail  3.2%
 Best Buy                                              1,653,500     89,686

 Home Depot                                            2,615,900     102,543

 Inditex (EUR)                                         820,000       20,263

 Kingfisher (GBP)                                      4,170,000     23,262

                                                                     235,754

 Textiles, Apparel, & Luxury Goods  0.4%
 Hermes International (EUR)                            137,528       26,077

                                                                     26,077

 Total Consumer Discretionary                                        1,432,558

 CONSUMER STAPLES  5.3%
 Beverages  1.1%
 Coca-Cola                                             1,410,900     56,506

 PepsiCo                                               463,100       22,530

                                                                     79,036

 Food & Staples Retailing  3.6%
 Sysco                                                 1,513,000     45,269

 Wal-Mart                                              2,315,600     123,190

 Wal-Mart de Mexico, Series V (MXN)                    3,925,000     13,327

 Wal-Mart de Mexico ADR                                590,000       20,042

 Walgreen                                              1,610,000     57,686

                                                                     259,514

 Personal Products  0.2%
 Gillette                                              325,000       13,565

                                                                     13,565

 Tobacco  0.4%
 Altria Group                                          704,800       33,154

                                                                     33,154

 Total Consumer Staples                                              385,269

 ENERGY  4.7%
 Energy Equipment & Services  2.5%
 Baker Hughes                                          2,310,000     100,993

 Schlumberger                                          1,275,000     85,820

                                                                     186,813
 Oil & Gas  2.2%
 ChevronTexaco                                         1,520,000     81,533

 ExxonMobil                                            1,581,374     76,428

                                                                     157,961

 Total Energy                                                        344,774

 FINANCIALS  19.1%
 Capital Markets  7.0%
 AmeriTrade *                                          3,100,000     37,231

 Charles Schwab                                        3,079,100     28,297

 Credit Suisse Group (CHF) *                           1,425,000     45,529

 Goldman Sachs                                         473,100       44,112

 Mellon Financial                                      1,864,900     51,639

 Merrill Lynch                                         1,450,000     72,094

 Northern Trust                                        1,000,000     40,800

 State Street                                          2,660,000     113,609

 UBS (CHF)                                             1,100,000     77,522

                                                                     510,833

 Commercial Banks  0.9%
 U.S. Bancorp                                          2,358,400     68,158

                                                                     68,158

 Consumer Finance  2.9%
 American Express                                      2,113,300     108,751

 MBNA                                                  650,000       16,380

 SLM Corporation                                       1,930,000     86,078

                                                                     211,209

 Diversified Financial Services  3.3%
 Citigroup                                             5,380,800     237,401

                                                                     237,401

 Insurance  3.9%
 ACE Limited                                           900,000       36,054

 American International Group                          2,404,200     163,461

 Hartford Financial Services                           1,031,100     63,856

 St. Paul Companies                                    657,496       21,737

                                                                     285,108

 Thrifts & Mortgage Finance  1.1%
 Fannie Mae                                            818,600       51,899

 Freddie Mac                                           365,000       23,813

                                                                     75,712

 Total Financials                                                    1,388,421

 HEALTH CARE  13.6%
 Biotechnology  2.2%
 Amgen *                                               1,459,400     82,719

 Genentech *                                           350,000       18,347

 Gilead Sciences *                                     1,559,400     58,290

                                                                     159,356

 Health Care Equipment & Supplies  2.4%
 Biomet                                                700,000       32,816

 Boston Scientific *                                   1,375,100     54,633

 Guidant                                               395,000       26,086

 Medtronic                                             1,202,600     62,415

                                                                     175,950

 Health Care Providers & Services  4.4%
 Cardinal Health                                       327,000       14,313

 UnitedHealth Group                                    2,525,000     186,194

 WellPoint Health Networks *                           1,115,000     117,175

                                                                     317,682

 Pharmaceuticals  4.6%
 Forest Laboratories *                                 1,112,500     50,040

 Johnson & Johnson                                     1,343,500     75,679

 Pfizer                                                4,240,300     129,753

 Teva Pharmaceutical ADR                               1,430,000     37,109

 Wyeth                                                 1,108,900     41,473

                                                                     334,054

 Total Health Care                                                   987,042

 INDUSTRIALS & BUSINESS SERVICES  8.5%
 Air Freight & Logistics  1.1%
 UPS, Class B                                          1,070,000     81,234

                                                                     81,234

 Commercial Services & Supplies  1.7%
 Apollo Group, Class A *                               845,000       61,998

 Cendant                                               3,000,000     64,800

                                                                     126,798

 Industrial Conglomerates  4.2%
 GE                                                    5,683,600     190,855

 Tyco International                                    3,625,000     111,143

                                                                     301,998

 Machinery  1.5%
 Danaher                                               2,195,000     112,560

                                                                     112,560

 Total Industrials & Business Services                               622,590

 INFORMATION TECHNOLOGY  21.5%
 Communications Equipment  2.7%
 Cisco Systems *                                       4,205,900     76,127

 Corning *                                             3,850,000     42,658

 Juniper Networks *                                    1,975,000     46,610

 QUALCOMM                                              756,600       29,537

                                                                     194,932
 Computers & Peripherals  1.9%
 Dell *                                                3,344,100     119,050

 QLogic *                                              700,000       20,727

                                                                     139,777

 Internet Software & Services  1.6%
 Google, Class A *                                     96,000        12,441

 IAC/InterActiveCorp *                                 2,069,200     45,564

 Yahoo! *^                                             1,679,700     56,959

                                                                     114,964

 IT Services  4.3%
 Accenture, Class A *                                  3,550,000     96,028

 Affiliated Computer Services, Class A *               1,528,400     85,086

 First Data                                            1,073,700     46,706

 Fiserv *                                              1,785,000     62,225

 Infosys Technologies (INR)                            400,000       14,777

 SunGard Data Systems *                                425,000       10,102

                                                                     314,924

 Semiconductor & Semiconductor Equipment  3.9%
 Analog Devices                                        1,054,300     40,886

 Applied Materials *                                   1,525,000     25,147

 Intel                                                 3,532,300     70,858

 Maxim Integrated Products                             993,600       42,019

 Samsung Electronics (KRW)                             98,360        39,122

 Texas Instruments                                     1,100,000     23,408

 Xilinx                                                1,517,300     40,967

                                                                     282,407

 Software  7.1%
 Adobe Systems                                         916,100       45,319

 Intuit *                                              1,150,000     52,210

 Mercury Interactive *                                 875,000       30,520

 Microsoft                                             9,050,000     250,232

 Oracle *                                              3,353,700     37,830

 Red Hat *                                             1,897,700     23,228

 SAP (EUR)                                             270,000       41,943

 VERITAS Software *                                    1,850,000     32,930

                                                                     514,212

 Total Information Technology                                        1,561,216

 MATERIALS  1.9%
 Metals & Mining  1.9%
 BHP Billiton (AUD)                                    3,965,000     41,237

 Nucor                                                 505,000       46,142

 Rio Tinto (GBP)                                       1,960,000     52,708

 Total Materials                                                     140,087

 TELECOMMUNICATION SERVICES  2.8%
 Wireless Telecommunication Services  2.8%
 China Mobile (Hong Kong) (HKD)                        100           0

 Crown Castle International *                          2,250,000     33,480

 Nextel Communications, Class A *                      3,990,300     95,129

Vodafone (GBP)                                         18,050,000    43,199

 Vodafone ADR                                          1,250,300     30,145

 Total Telecommunication Services                                    201,953

 Total Common Stocks (Cost  $5,750,246)                              7,063,910

 OPTIONS WRITTEN  0.0%
 Yahoo!, Call, 10/16/04 @ $35.00 *                     (150,000)     (127)

 Total Options Written (Cost  $(303))                                (127)

 SHORT-TERM INVESTMENTS  2.8%
 Money Market Fund  2.8%
 T. Rowe Price Reserve Investment Fund, 1.68% #        203,477,205   203,477

 Total Short-Term Investments (Cost  $203,477)                       203,477

 Total Investments in Securities
 99.9% of Net Assets (Cost $5,953,420)                 $             7,267,260

 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
  *  Non-income producing
  ^ All or a portion of this security is pledged to cover written call options at September 30, 2004
 ADR American Depository Receipts
 AUD Australian dollar
 CHF Swiss franc
 EUR Euro
 GBP British pound
 HKD Hong Kong dollar
 INR Indian rupee
 KRW South Korean won
 MXN Mexican peso

The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price Growth Stock Fund
 Unaudited
 September 30, 2004
 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $5,953,420,000. Net unrealized gain aggregated $1,313,841,000 at period-end, of which $1,491,920,000 related to appreciated investments and $178,079,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                      SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004